Financial Instruments and Financial Risk Management (Details) - Schedule of undiscounted contractual cash flows - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Less than 1 year [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of undiscounted contractual cash flows [Line Items]
Trade and other payables		$ 1,267	$ 1,755
EIB loan		213
Lease liabilities		606	954
Liability for royalties	[1]	260	41
Total		2,346	2,755
Credit and bank loans			5
Between 1 -2 years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of undiscounted contractual cash flows [Line Items]
Trade and other payables
EIB loan		213
Lease liabilities		573	768
Liability for royalties	[1]	281	343
Total		1,067	1,111
Credit and bank loans
Between 2 – 5 years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of undiscounted contractual cash flows [Line Items]
Trade and other payables
EIB loan		3,412
Lease liabilities		465	1,469
Liability for royalties	[1]	2,025	2,763
Total		5,902	4,232
Credit and bank loans
Over 5 years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of undiscounted contractual cash flows [Line Items]
Trade and other payables
EIB loan		1,493
Lease liabilities			1,448
Liability for royalties	[1]	7,537	3,068
Total		$ 9,030	4,516
Credit and bank loans

[1]	Estimated timing and amounts, based on management revenue projections (see Note 3A).